UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Mission Global Advisors, LLC

Address:  460 Park Avenue, 15th Floor
          New York, New York 10022



13F File Number: 028-13385

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Edward W. Assad
Title:  Managing Member
Phone:  (212) 909 1604


Signature, Place and Date of Signing:

/s/ Edward W. Assad             New York, New York          November 16, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        1

Form 13F Information Table Entry Total:   60

Form 13F Information Table Value Total:  $105,983
                                         (thousands)


List of Other Included Managers:

No.        Form 13F File Number      Name

1.         028-13387                 Mission Global Asset Master Fund, Ltd.


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2009

COLUMN 1                     COLUMN  2       COLUMN 3    COLUMN 4   COLUMN 5           COLUMN 6        COLUMN 7       COLUMN 8

                             TITLE OF                    VALUE      SHRS OR SH/ PUT/   INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER               CLASS           CUSIP       (X$1000)   PRN AMT PRN CALL   DISCRETION      MGRS     SOLE    SHARED  NONE
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101    2,524      67,725 SH        SHARED-DEFINED    1       67,725
ACCENTURE PLC IRELAND        SHS CLASS A     G1151C101      271       7,275 SH             SOLE                  7,275
ADVANCED MICRO DEVICES INC   COM             007903107      767     135,450 SH        SHARED-DEFINED    1      135,450
ADVANCED MICRO DEVICES INC   COM             007903107       82      14,550 SH             SOLE                 14,550
AKAMAI TECHNOLOGIES INC      COM             00971T101      444      22,575 SH        SHARED-DEFINED    1       22,575
ALCATEL-LUCENT               SPONSORED ADR   013904305      203      45,150 SH        SHARED-DEFINED    1       45,150
APACHE CORP                  COM             037411105    6,219      67,725 SH        SHARED-DEFINED    1       67,725
APACHE CORP                  COM             037411105      668       7,275 SH             SOLE                  7,275
ARKANSAS BEST CORP DEL       COM             040790107    1,622      54,180 SH        SHARED-DEFINED    1       54,180
CISCO SYS INC                COM             17275R102    5,314     225,750 SH        SHARED-DEFINED    1      225,750
CISCO SYS INC                COM             17275R102      571      24,250 SH             SOLE                 24,250
COOPER INDUSTRIES PLC        SHS             G24140108    3,393      90,300 SH        SHARED-DEFINED    1       90,300
COOPER INDUSTRIES PLC        SHS             G24140108      364       9,700 SH             SOLE                  9,700
CROWN HOLDINGS INC           COM             228368106    1,842      67,725 SH        SHARED-DEFINED    1       67,725
DANAHER CORP DEL             COM             235851102    4,559      67,725 SH        SHARED-DEFINED    1       67,725
DANAHER CORP DEL             COM             235851102      490       7,275 SH             SOLE                  7,275
E M C CORP MASS              COM             268648102    1,539      90,300 SH        SHARED-DEFINED    1       90,300
ELECTRONIC ARTS INC          COM             285512109      860      45,150 SH        SHARED-DEFINED    1       45,150
EXPEDIA INC DEL              COM             30212P105      433      18,060 SH        SHARED-DEFINED    1       18,060
EXXON MOBIL CORP             COM             30231G102    3,098      45,150 SH        SHARED-DEFINED    1       45,150
EXXON MOBIL CORP             COM             30231G102      333       4,850 SH             SOLE                  4,850
FOCUS MEDIA HLDG LTD         SPONSORED ADR   34415V109      399      36,120 SH        SHARED-DEFINED    1       36,120
GENERAL ELECTRIC CO          COM             369604103    2,965     180,600 SH        SHARED-DEFINED    1      180,600
GENERAL ELECTRIC CO          COM             369604103      319      19,400 SH             SOLE                 19,400
HURON CONSULTING GROUP INC   COM             447462102    1,866      72,241 SH        SHARED-DEFINED    1       72,241
HURON CONSULTING GROUP INC   COM             447462102      200       7,759 SH             SOLE                  7,759
INTEL CORP                   COM             458140100    1,325      67,725 SH        SHARED-DEFINED    1       67,725
MCDERMOTT INTL INC           COM             580037109      913      36,120 SH        SHARED-DEFINED    1       36,120
MOTOROLA INC                 COM             620076109    4,654     541,800 SH        SHARED-DEFINED    1      541,800
MOTOROLA INC                 COM             620076109      500      58,200 SH             SOLE                 58,200
NATIONAL OILWELL VARCO INC   COM             637071101    3,505      81,270 SH        SHARED-DEFINED    1       81,270
NATIONAL OILWELL VARCO INC   COM             637071101      377       8,730 SH             SOLE                  8,730
NAVISTAR INTL CORP NEW       COM             63934E108    1,690      45,150 SH        SHARED-DEFINED    1       45,150
NETEASE COM INC              SPONSORED ADR   64110W102    2,062      45,150 SH        SHARED-DEFINED    1       45,150
NETEASE COM INC              SPONSORED ADR   64110W102      222       4,850 SH             SOLE                  4,850
NVIDIA CORP                  COM             67066G104    1,697     112,875 SH        SHARED-DEFINED    1      112,875
NVIDIA CORP                  COM             67066G104      182      12,125 SH             SOLE                 12,125
OCCIDENTAL PETE CORP DEL     COM             674599105    3,540      45,150 SH        SHARED-DEFINED    1       45,150
OCCIDENTAL PETE CORP DEL     COM             674599105      380       4,850 SH             SOLE                  4,850
PALM INC NEW                 COM             696643105    1,731      99,330 SH        SHARED-DEFINED    1       99,330
PALM INC NEW                 COM             696643105      186      10,670 SH             SOLE                 10,670
SANDRIDGE ENERGY INC         COM             80007P307    2,048     158,025 SH        SHARED-DEFINED    1      158,025
SANDRIDGE ENERGY INC         COM             80007P307      220      16,975 SH             SOLE                 16,975
SCHLUMBERGER LTD             COM             806857108    4,306      72,240 SH        SHARED-DEFINED    1       72,240
SCHLUMBERGER LTD             COM             806857108      462       7,760 SH             SOLE                  7,760
SOUTHWESTERN ENERGY CO       COM             845467109    3,276      76,755 SH        SHARED-DEFINED    1       76,755
SOUTHWESTERN ENERGY CO       COM             845467109      352       8,245 SH             SOLE                  8,245
SUNCOR ENERGY INC NEW        COM             867224107    1,248      36,120 SH        SHARED-DEFINED    1       36,120
SUNPOWER CORP                COM CL A        867652109      810      27,090 SH        SHARED-DEFINED    1       27,090
SUPERIOR ENERGY SVCS INC     COM             868157108      244      10,836 SH        SHARED-DEFINED    1       10,836
TEREX CORP NEW               COM             880779103    1,123      54,180 SH        SHARED-DEFINED    1       54,180
TRANSOCEAN LTD               REG SHS         H8817H100    2,703      31,605 SH        SHARED-DEFINED    1       31,605
TRANSOCEAN LTD               REG SHS         H8817H100      290       3,395 SH             SOLE                  3,395
TRINA SOLAR LIMITED          SPON ADR        89628E104    1,452      45,150 SH        SHARED-DEFINED    1       45,150
VISA INC                     COM CL A        92826C839    2,184      31,605 SH        SHARED-DEFINED    1       31,605
VISA INC                     COM CL A        92826C839      235       3,395 SH             SOLE                  3,395
WAL MART STORES INC          COM             931142103    6,649     135,450 SH        SHARED-DEFINED    1      135,450
WAL MART STORES INC          COM             931142103      714      14,550 SH             SOLE                 14,550
YAHOO INC                    COM             984332106   12,062     677,250 SH        SHARED-DEFINED    1      677,250
YAHOO INC                    COM             984332106    1,296      72,750 SH             SOLE                 72,750



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